Details of Certain Financial Statement Components and Supplemental Disclosures of Cash Flow Information and Non-Cash Activities	3 Months Ended	12 Months Ended
	Apr. 03, 2021	Dec. 31, 2020
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Details of Certain Financial Statement Components and Supplemental Disclosures of Cash Flow Information and Non-Cash Activities

7. Details of Certain Financial Statement Components and Supplemental Disclosures of Cash Flow Information and Non-Cash Activities

Paycheck Protection Program Loan

During March 2021, we received loan proceeds in the amount of $468,000 under the Paycheck Protection Program (the “PPP”) of the CARES Act, which was enacted March 27, 2020. The PPP loan is evidenced by a promissory note in favor of the Lender, which bears interest at the rate of 1.00% per annum. No payments of principal or interest are due under the note until the date on which the amount of loan forgiveness (if any) under the CARES Act, which can be up to 10 months after the end of the related notes covered period (which is defined as 24 weeks after the date of the loan) (the “Deferral Period”). The note may be prepaid at any time prior to maturity with no prepayment penalties. Funds from the PPP loan may be used only for payroll and related costs, costs used to continue group health care benefits, mortgage payments, rent, utilities, and interest on other debt obligations that were incurred prior to February 15, 2020 (the “Qualifying Expenses”). Under the terms of the PPP loan, certain amounts thereunder may be forgiven if they are used for Qualifying Expenses as described in and in compliance with the CARES Act. The Company utilized the PPP loan proceeds exclusively for Qualifying Expenses during the 24-week coverage period and will submit its application for forgiveness in accordance with the terms of the CARES Act and related guidance. In the event the PPP loan or any portion thereof is forgiven, the amount forgiven is applied to the outstanding principal.

To the extent, if any, that any or all of the PPP loan is not forgiven, beginning one month following expiration of the Deferral Period, and continuing monthly until 24 months from the date of each applicable Note (the “Maturity Date”), the Company is obligated to make monthly payments of principal and interest to the Lender with respect to any unforgiven portion of the Note, in such equal amounts required to fully amortize the principal amount outstanding on such Note as of the last day of the applicable Deferral Period by the applicable Maturity Date. The Company accounts for this loan on the balance sheet as financial liabilities reported as the long-term bank debt in the amount of $468,000.

Balance Sheet Data:

	April 3, 2021	December 31, 2020
Inventories:
Work In Process	68,000	68,000
	$68,000	$68,000

	April 3, 2021	December 31, 2020
Property and Equipment:
Equipment	$316,000	$316,000
	-
Less: accumulated depreciation and amortization	316,000	(316,000)
	$-	$-

Depreciation expense amounted to $0 and $27,000 for the three month periods ended April 3, 2021 and March 28, 2020, respectively.

	April 3, 2021	December 31, 2020
Patents and Licenses:
Patents issued	278,000	278,000
Less accumulated amortization	(278,000)	(278,000)
Net patents issued	-	-
	$-	$-

Amortization expense related to these items totaled $0 and $11,000 for of the three month periods ended April 3, 2021 and March 28, 2020. No amortization expense is expected for the remainder of 2021, 2022 and 2023.

	April 3, 2021	December 31, 2020
Accrued Expenses and Other Long Term Liabilities:
Salaries Payable	$30,000	$10,000
Compensated absences	-	125,000
	30,000	135,000
Less current portion	(30,000)	(135,000)
Long term portion	$-	$-

	For the three months ended,
	April 3, 2021	March 28, 2020
Warranty Reserve Activity:
Beginning balance	$-	$8,000
Additions	-	-
Deductions	-	-
Ending balance	$-	$8,000

Note 11 — Details of Certain Financial Statement Components and Supplemental Disclosures of Cash Flow Information and Non-Cash Activities

Balance Sheet Data:

	December 31, 2020	December 31, 2019
Accounts receivable:
Accounts receivable-trade	$-	$347,000
Less: allowance for doubtful accounts	-	(3,000)
	$-	$344,000

	December 31, 2020	December 31, 2019
Inventories:
Raw materials	$-	$152,000
Reserve for raw materials	-	-
Work-in-process	68,000	111,000
Reserve for work-in-process	-	-
Finished goods	-	-
Reserve for finished goods	-	-
	$68,000	$263,000

	December 31, 2020	December 31, 2019
Property and Equipment:
Equipment	$316,000	$11,911,000
Leasehold improvements	-	1,065,000
Furniture and fixtures	-	205,000
	316,000	13,181,000
Less: accumulated depreciation and amortization	(316,000)	(12,948,000)
	$-	$233,000

Depreciation and amortization expense amounted to $38,000, $820,000, and $1,015,000 in 2020, 2019, 2018, respectively.

	December 31, 2020	December 31, 2019
Patents, Licenses and Purchased Technology:
Patents pending	$-	$-
Patents issued	278,000	1,712,000
Less accumulated amortization	(278,000)	(1,071,000)
Net patents issued	-	641,000
	$-	$641,000

Amortization expense related to these items totaled $11,000, $45,000 and, $43,000 in 2020, 2019, and 2018, respectively. Amortization expenses related to these items are expected to total $0 in 2021 and 2022.

	December 31, 2020	December 31, 2019
Accrued Expenses and Other Long Term Liabilities:
Salaries payable	$10,000	$23,000
Compensated absences	125,000	211,000
Compensation related	-	4,000
Warranty reserve	-	8,000
Operating lease	-	152,000
Other	-	54,000

Total	135,000	452,000
Less current portion	(135,000)	(440,000)
Long-term portion	$-	$12,000

	2020	2019	2018
Warranty Reserve Activity:
Beginning balance	$8,000	$8,000	$8,000
Additions	-	-	-
Deductions	8,000	-	-
Ending balance	$-	$8,000	$8,000